STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Aug. 31, 2021	May 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 -STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of August 31, 2021 there were no shares of preferred stock issued or outstanding.

Common Stock

On August 17, 2020, the Company amended its certificate of incorporation to increase the total number of authorized shares of the Company’s common stock from 20,000,000 to 36,000,000. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At August 31, 2021 and May 31, 2021, there were 1,492,595 and 1,427,124 shares of common stock issued and outstanding respectively.

Stock - Based Compensation

During the quarter ended August 31, 2021, the company approved stock-based compensation to its officers or directors and share based compensation for the three months ended August 31, 2021 and August 31, 2020 was approximately $838,250 and $150,095, respectively.

Warrants

The Company issued warrants related to the convertible notes payable that were issued during the quarter ended August 31, 2021. Additinally, the Company sold 100,000 warrants for the purchase of 100,000 shares of common stock at an exercise price of $20.00 per share to a private investor for $100,000.

A summary of the status of the Company’s outstanding stock warrants as of August 31, 2021 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2020	803,001	$83.01

Granted during the year ended May 31, 2021	17,063	$20.66
Outstanding – May 31, 2021	820,064	$10.38
Warrants granted during the quarter ended August 31, 2021	1,257,312	$11.26
Sale of warrants during the quarter	100,000	$20.00
Warrants exercisable – August 31, 2021	2,177,376	$38.08

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

AUGUST 31, 2021

(UNAUDITED)

NOTE 10 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 36,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2021, and May 31, 2020, there were 1,427,124 and 988,622 shares of common stock issued and outstanding respectively.

2020 Transactions

During the year ended May 31, 2020, the Company issued 123,000 shares of its common stock on a post reverse split basis. Shares were issued in conjunction with the acquisition of Playlive Nation of 94,000, for compensation for employees, officers and directors in the amount of 14,000 shares, and 15,000 shares were issued for cash.

2021 Transactions

During the year ended May 31, 2021, the Company issued 429,000 shares of its common stock. Shares were issued for compensation for employees, officers and directors in the amount of 240,000 shares, 84,000 shares in connection with notes payable, 65,000 shares for the acquisition of company owned stores from prior franchisees, 37,000 shares as satisfaction to vendors for services rendered and 3,000 shares were issued for cash.

Common Shares Issued subsequent May 31, 2021

From June 1, 2021 through August 27, 2021 the Company has issued 42,000 shares of its common stock. Of this, 21,000 shares were issued in satisfaction to vendors for services rendered, 15,000 shares were issued in connection with notes payable and 6,000 shares were issued for the acquisition of a company owned store from a prior franchisee.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

Private Placement

Beginning in February of 2019 and closing in May of 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount”) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

The Company sold 962,500 units for gross proceeds of $1,925,000.

Stock Based Compensation

For the year ended May 31, 2020 the Company authorized the issuance of 95,000 shares of common stock to employees, officers and directors of the Company. The shares were issued in conjunction with their employment agreements or services such individuals provided to the Company and vested ratably through May 31, 2020.

For the year ended May 31, 2021, the Company authorized the issuance of 240,000 shares of common stock to employees, officers and directors of the Company. The shares were issued in conjunction with their employment agreements or services such individuals provided to the Company and vested ratably through May 31, 2021.

For the years ended May 31, 2021 and 2020, in connection with these issuances the Company recorded share-based compensation expense of $1,690,000 and $828,000 respectively. At May 31, 2021 and 2020, the Company has no unrecognized share-based compensation.

Warrants

During the year ended May 31, 2021, we issued 3,116 shares of common stock to an accredited investor upon the exercise of previously issued warrants. The warrants were exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercises. The cashless exercise of such warrants resulted in the cancellation of previously issued warrants. During the year ended May 31, 2020, there was no warrant activity.

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2021 and 2020 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2019	803,001	$83.01
Outstanding – May 31, 2020	803,001	83.01
Granted – May 31, 2020	17,063	20.66
Outstanding – May 31, 2021	820,064	$81.71